Notes payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Paycheck Protection Program loan	$ 0		$ 0		$ 2,000,000	$ 0
Notes payable issued					11,860,055	0
Aggregate Purchase Price May					$ 10,000,000
Notes Coupon					8.00%
Notes payable issued December	15,925,926		15,925,926		$ 15,925,926	0
Aggregate Purchase Price December					$ 13,333,200
Note Coupon December					7.50%
Reimburse The Sba Loan	2,000,000		2,000,000
Interest Expense Notes					$ 558,475
Paycheck Protection Program Loan	2,000,000		2,000,000
SBA loan reclassified	2,000,000		2,000,000
Debt Instrument Unamortized Discount					3,698,458
Accrued Interest Notes	0		0		115,250
Amortization of Debt Discount	$ 6,414,071	$ 920,914	$ 7,443,668	$ 982,788	(3,055,978)	$ (2,667,733)
Notes Payable, Other Payables [Member]
Amortization of Debt Discount					$ 754,323